Income Taxes (Details) - Schedule of components of the Group’s deferred tax assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred tax asset
Others
Fixed assets
Net operating loss carryforwards	3,786,211	2,987,597
Less: Valuation allowance	(3,786,211)	(2,987,597)
Net deferred tax asset
Deferred tax liability
Accrued employee benefits
Fixed assets
Deferred tax liability, net